REDEEMABLE NON-CONTROLLING INTERESTS (Details) - CNY (¥) ¥ in Thousands	1 Months Ended		5 Months Ended	12 Months Ended
	Dec. 31, 2020	Aug. 31, 2020	Dec. 31, 2020	Dec. 31, 2021
Redeemable non-controlling interests
Opening balance as of January 1, 2021				¥ 924,245
Net loss attributable to the redeemable non-controlling interests shareholders				(56,766)
Accretion of redeemable non-controlling interest				133,370
Ending balance as of December 31, 2021	¥ 924,245		¥ 924,245	1,000,849
1 Pharmacy Technology
Redeemable Noncontrolling Interest [Line Items]
Ordinary shares issued to private placement investors( as a percentage)	9.20%	9.20%
Total consideration	¥ 934,820	¥ 934,820
Annual Interest Rate {as a percentage)	6.00%	6.00%
Total number of shares increased				133,370
Net loss attributable to the redeemable non-controlling interests shareholders			¥ 66,318,885
Accretion of redeemable non-controlling interest				¥ 56,766
Redeemable non-controlling interests
Increase in Yao Wang's redeemable non-controlling interests due to issuance of common stock of 1 Pharmacy Technology	¥ 934,820	¥ 934,820